Ordinary Shares (Details Textual) (USD $)	0 Months Ended				11 Months Ended	23 Months Ended
	Dec. 01, 2010	Nov. 19, 2010	Nov. 15, 2010	Jul. 29, 2010	Jun. 30, 2011	Jun. 30, 2012
Ordinary shares issued during the period		6,400,000		3,066,667
Proceeds from public offering of units		$ 61,490,000		$ 25,000	$ 64,000,000	$ 64,000,000
Redemption of initial ordinary shares (in shares)	320,000		613,334
Share Price		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.50
Redeemable Warrants Exercise Price		0.01
Sale Of Stock, Price Per Share		$ 17.50
Equity Method Investment, Ownership Percentage	25.00%